[Janus Henderson Letterhead]

January 31, 2023

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.  There are no changes to the following Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 315 (“PEA No. 315”) on January 27, 2023, pursuant to Rule 485(b) under the 1933 Act:

•	Multi-Asset U.S. Equity Funds Prospectuses

2.  The text of PEA No. 315 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley